Schedule of Investments (unaudited) December 31, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Common Stocks

Advertising — 0.2%
Omnicom Group Inc.	176	$10,977

Aerospace & Defense — 0.7%
Curtiss-Wright Corp.	21	2,443
Howmet Aerospace Inc.	112	3,197
Northrop Grumman Corp.	122	37,176

		42,816

Agricultural & Farm Machinery — 0.2%
AGCO Corp.	146	15,051

Air Freight & Logistics — 1.5%
CH Robinson Worldwide Inc.	60	5,632
Expeditors International of Washington Inc.	530	50,408
United Parcel Service Inc., Class B	206	34,691

		90,731

Airlines — 0.3%
Copa Holdings SA, Class A, NVS	99	7,646
Delta Air Lines Inc.	139	5,589
United Airlines Holdings Inc.(a)	75	3,244

		16,479

Alternative Carriers — 0.3%
CenturyLink Inc.	1,939	18,905

Apparel Retail — 0.1%
L Brands Inc.	179	6,657

Apparel, Accessories & Luxury Goods — 2.0%
Carter’s Inc.	110	10,348
Columbia Sportswear Co.	491	42,904
Ralph Lauren Corp.	687	71,269

		124,521

Application Software — 2.5%
Aspen Technology Inc.(a)	366	47,672
Citrix Systems Inc.	523	68,042
Manhattan Associates Inc.(a)	329	34,604

		150,318

Asset Management & Custody Banks — 1.3%
Ameriprise Financial Inc.	241	46,833
Franklin Resources Inc.	97	2,424
State Street Corp.	415	30,204

		79,461

Automotive Retail — 0.1%
AutoNation Inc.(a)	6	419
AutoZone Inc.(a)	4	4,742

		5,161

Biotechnology — 2.5%
AbbVie Inc.	758	81,219
Acceleron Pharma Inc.(a)	288	36,847
Biogen Inc.(a)	80	19,589
Gilead Sciences Inc.	231	13,458

		151,113

Broadcasting — 0.2%
Discovery Inc., Class A(a)(b)	322	9,689

Building Products — 1.4%
Armstrong World Industries Inc.	28	2,083
Carrier Global Corp.	96	3,621
Lennox International Inc.	203	55,616

Security	Shares	Value

Building Products (continued)
Masco Corp.	422	$23,181
Trane Technologies PLC	20	2,903

		87,404

Cable & Satellite — 0.7%
Comcast Corp., Class A	743	38,933
Sirius XM Holdings Inc.	473	3,013

		41,946

Communications Equipment — 3.0%
Ciena Corp.(a)(b)	385	20,347
Cisco Systems Inc.	1,087	48,643
EchoStar Corp., Class A(a)	248	5,255
Juniper Networks Inc.	117	2,634
Motorola Solutions Inc.	363	61,732
Ubiquiti Inc.	156	43,448

		182,059

Computer & Electronics Retail — 0.6%
Best Buy Co. Inc.	373	37,222

Construction Machinery & Heavy Trucks — 0.8%
Allison Transmission Holdings Inc.	1,054	45,459
Oshkosh Corp.	20	1,721

		47,180

Consumer Finance — 3.7%
Ally Financial Inc.	2,294	81,804
American Express Co.	383	46,309
Capital One Financial Corp.	324	32,027
Discover Financial Services	69	6,247
OneMain Holdings Inc.	659	31,737
Synchrony Financial	890	30,892

		229,016

Data Processing & Outsourced Services — 1.7%
Concentrix Corp.(a)	632	62,379
Euronet Worldwide Inc.(a)	46	6,666
Paychex Inc.	30	2,795
Western Union Co. (The)	1,422	31,199

		103,039

Department Stores — 0.4%
Kohl’s Corp.	428	17,415
Nordstrom Inc.	146	4,557

		21,972

Diversified Banks — 0.3%
Citigroup Inc.	125	7,708
JPMorgan Chase & Co.	86	10,928

		18,636

Diversified REITs — 0.5%
VEREIT Inc.	857	32,386

Diversified Support Services — 0.1%
IAA Inc.(a)	78	5,068

Drug Retail — 0.1%
Walgreens Boots Alliance Inc.	194	7,737

Electric Utilities — 2.3%
Duke Energy Corp.	48	4,395
Entergy Corp.	417	41,633
FirstEnergy Corp.	626	19,162
Hawaiian Electric Industries Inc.	924	32,700
IDACORP Inc.	55	5,282

1

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Electric Utilities (continued)
NRG Energy Inc.	908	$34,095
Pinnacle West Capital Corp.	41	3,278
Southern Co. (The)	5	307
Xcel Energy Inc.	7	467

		141,319

Electrical Components & Equipment — 1.5%
GrafTech International Ltd.	5,092	54,281
nVent Electric PLC	1,453	33,840
Rockwell Automation Inc.	21	5,267

		93,388

Electronic Equipment & Instruments — 1.9%
Vontier Corp.(a)	3,578	119,505

Electronic Manufacturing Services — 0.0%
Jabil Inc.	9	383

Environmental & Facilities Services — 0.1%
Republic Services Inc.	4	385
Waste Management Inc.	42	4,953

		5,338

Fertilizers & Agricultural Chemicals — 0.8%
CF Industries Holdings Inc.	101	3,910
Scotts Miracle-Gro Co. (The)	222	44,209

		48,119

Financial Exchanges & Data — 0.0%
S&P Global Inc.	5	1,644

Food Retail — 3.0%
Albertsons Companies Inc., Class A(a)(b)	4,986	87,654
Grocery Outlet Holding Corp.(a)	373	14,640
Kroger Co. (The)	1,357	43,098
Sprouts Farmers Market Inc.(a)	2,076	41,728

		187,120

General Merchandise Stores — 1.0%
Target Corp.	354	62,492

Health Care Equipment — 0.0%
Medtronic PLC	11	1,289

Health Care Facilities — 0.7%
Encompass Health Corp.	52	4,300
HCA Healthcare Inc.	250	41,115
Universal Health Services Inc., Class B	3	412

		45,827

Health Care Services — 0.8%
CVS Health Corp.	499	34,082
DaVita Inc.(a)	138	16,201

		50,283

Home Furnishings — 0.3%
Tempur Sealy International Inc.(a)	700	18,900

Home Improvement Retail — 1.1%
Home Depot Inc. (The)	255	67,733

Homebuilding — 0.2%
PulteGroup Inc.	258	11,125

Homefurnishing Retail — 0.5%
Williams-Sonoma Inc.	279	28,413

Security	Shares	Value

Hotels, Resorts & Cruise Lines — 0.2%
Wyndham Destinations Inc.	259	$11,619

Household Products — 2.1%
Colgate-Palmolive Co.	235	20,095
Kimberly-Clark Corp.	627	84,538
Procter & Gamble Co. (The)	170	23,654

		128,287

Housewares & Specialties — 0.1%
Newell Brands Inc.	228	4,840

Human Resource & Employment Services — 0.8%
ManpowerGroup Inc.	130	11,724
Robert Half International Inc.	644	40,237

		51,961

Hypermarkets & Super Centers — 1.9%
Walmart Inc.	822	118,491

Independent Power Producers & Energy Traders — 1.0%
Vistra Corp.	2,998	58,941

Industrial Conglomerates — 0.1%
Carlisle Companies Inc.	39	6,091
General Electric Co.	38	411
Honeywell International Inc.	6	1,276

		7,778

Industrial Machinery — 1.2%
Crane Co.	5	388
Dover Corp.	17	2,146
Otis Worldwide Corp.	1,067	72,076

		74,610

Integrated Oil & Gas — 0.4%
Chevron Corp.	292	24,659

Integrated Telecommunication Services — 2.5%
AT&T Inc.	1,006	28,932
Verizon Communications Inc.	2,117	124,374

		153,306

Interactive Home Entertainment — 0.6%
Electronic Arts Inc.	123	17,663
Take-Two Interactive Software Inc.(a)	84	17,454

		35,117

Internet & Direct Marketing Retail — 0.8%
eBay Inc.	355	17,839
Qurate Retail Inc.	575	6,308
Wayfair Inc., Class A(a)	112	25,290

		49,437

Internet Services & Infrastructure — 1.0%
VeriSign Inc.(a)	273	59,077

Investment Banking & Brokerage — 4.5%
Evercore Inc., Class A	1,148	125,867
Goldman Sachs Group Inc. (The)	93	24,525
Lazard Ltd., Class A	1,762	74,533
LPL Financial Holdings Inc.	19	1,980
Morgan Stanley	661	45,298
Raymond James Financial Inc.	32	3,061

		275,264

Leisure Products — 0.0%
Hasbro Inc.	29	2,713

2

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Life & Health Insurance — 3.5%
Aflac Inc.	785	$34,909
Athene Holding Ltd., Class A(a)	203	8,757
Brighthouse Financial Inc.(a)	1,169	42,324
Globe Life Inc.	8	760
MetLife Inc.	654	30,705
Primerica Inc.	192	25,715
Principal Financial Group Inc.	650	32,247
Prudential Financial Inc.	35	2,732
Unum Group	1,577	36,176

		214,325

Life Sciences Tools & Services — 0.3%
Mettler-Toledo International Inc.(a)	14	15,956

Managed Health Care — 0.1%
Molina Healthcare Inc.(a)	33	7,018

Metal & Glass Containers — 0.1%
Silgan Holdings Inc.	205	7,601

Movies & Entertainment — 0.1%
Liberty Media Corp.-Liberty Formula One, Class A(a)	55	2,090
Lions Gate Entertainment Corp., Class A(a)(b)	32	364
Lions Gate Entertainment Corp., Class B, NVS(a)	485	5,034

		7,488

Multi-line Insurance — 1.7%
American Financial Group Inc./OH	466	40,831
American National Group Inc.	181	17,398
Assurant Inc.	151	20,569
Hartford Financial Services Group Inc. (The)	524	25,665

		104,463

Multi-Sector Holdings — 1.2%
Jefferies Financial Group Inc.	3,071	75,547

Multi-Utilities — 0.7%
Ameren Corp.	531	41,450
CMS Energy Corp.	29	1,769
Consolidated Edison Inc.	14	1,012

		44,231

Office REITs — 3.0%
Brandywine Realty Trust	2,136	25,440
Equity Commonwealth	3,986	108,738
Paramount Group Inc.	4,097	37,037
SL Green Realty Corp.	237	14,120

		185,335

Oil & Gas Exploration & Production — 1.8%
Cabot Oil & Gas Corp.	1,115	18,152
ConocoPhillips	1,034	41,350
Devon Energy Corp.	2,456	38,829
Marathon Oil Corp.	1,731	11,546

		109,877

Oil & Gas Refining & Marketing — 0.0%
Phillips 66	30	2,098

Oil & Gas Storage & Transportation — 0.2%
Antero Midstream Corp.	1,184	9,129

Other Diversified Financial Services — 1.0%
Equitable Holdings Inc.	1,173	30,017
Voya Financial Inc.	523	30,758

		60,775

Security	Shares	Value

Packaged Foods & Meats — 1.1%
Campbell Soup Co.	364	$17,599
Flowers Foods Inc.	1,223	27,676
Hershey Co. (The)	135	20,565

		65,840

Paper Packaging — 1.2%
Amcor PLC	4,223	49,705
Avery Dennison Corp.	19	2,947
Sealed Air Corp.	456	20,880

		73,532

Personal Products — 0.5%
Estee Lauder Companies Inc. (The), Class A	11	2,928
Herbalife Nutrition Ltd.(a)	486	23,352
Nu Skin Enterprises Inc., Class A	70	3,824

		30,104

Pharmaceuticals — 7.1%
Bristol-Myers Squibb Co.	1,134	70,342
Johnson & Johnson	1,141	179,571
Merck & Co. Inc.	1,578	129,080
Pfizer Inc.	1,564	57,571
Royalty Pharma PLC, Class A	22	1,101

		437,665

Property & Casualty Insurance — 4.4%
Allstate Corp. (The)	685	75,302
Assured Guaranty Ltd.	422	13,289
Axis Capital Holdings Ltd.	96	4,837
Cincinnati Financial Corp.	180	15,727
CNA Financial Corp.	397	15,467
Hanover Insurance Group Inc. (The)	210	24,553
Loews Corp.	503	22,645
Mercury General Corp.	813	42,447
Travelers Companies Inc. (The)	3	421
White Mountains Insurance Group Ltd.	54	54,036

		268,724

Publishing — 0.2%
News Corp., Class A, NVS	165	2,965
News Corp., Class B	570	10,129

		13,094

Regional Banks — 1.2%
Citizens Financial Group Inc.	152	5,436
First Hawaiian Inc.	103	2,429
Popular Inc.	1,042	58,685
Regions Financial Corp.	387	6,238

		72,788

Reinsurance — 0.0%
Alleghany Corp.	1	604

Research & Consulting Services — 1.8%
Dun & Bradstreet Holdings Inc.(a)	2,173	54,108
FTI Consulting Inc.(a)	490	54,743

		108,851

Residential REITs — 0.2%
Equity Residential	241	14,286

Restaurants — 1.9%
McDonald’s Corp.	169	36,264
Yum China Holdings Inc.	240	13,701
Yum! Brands Inc.	621	67,416

		117,381

3

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Value Style ETF (Percentages shown are based on Net Assets)

Security	Shares	Value

Retail REITs — 1.1%
Brixmor Property Group Inc.	1,114	$18,437
Brookfield Property REIT Inc., Class A	2,788	41,653
Kimco Realty Corp.	503	7,550
Weingarten Realty Investors	32	693

		68,333

Security & Alarm Services — 0.1%
ADT Inc.	909	7,136

Semiconductors — 1.5%
Cirrus Logic Inc.(a)(b)	205	16,851
Intel Corp.	1,131	56,346
Qorvo Inc.(a)	32	5,321
Texas Instruments Inc.	92	15,100

		93,618

Specialized Consumer Services — 0.3%
H&R Block Inc.	1,137	18,033

Specialized REITs — 0.1%
Outfront Media Inc.	278	5,438

Specialty Stores — 0.1%
Dick’s Sporting Goods Inc.	56	3,148

Steel — 0.4%
Reliance Steel & Aluminum Co.	218	26,106

Systems Software — 1.3%
Crowdstrike Holdings Inc., Class A(a)	306	64,817
Teradata Corp.(a)	745	16,740

		81,557

Technology Distributors — 0.0%
Avnet Inc.	12	421

Technology Hardware, Storage & Peripherals — 2.2%
Hewlett Packard Enterprise Co.	4,884	57,875
HP Inc.	949	23,336
NetApp Inc.	135	8,942
Xerox Holdings Corp.	1,940	44,989

		135,142

Security	Shares	Value

Thrifts & Mortgage Finance — 0.3%
Rocket Companies Inc., Class A(a)(b)	879	$17,773

Tobacco — 1.6%
Altria Group Inc.	466	19,106
Philip Morris International Inc.	984	81,465

		100,571

Trading Companies & Distributors — 0.3%
WW Grainger Inc.	45	18,375

Trucking — 0.1%
Landstar System Inc.	38	5,117

Wireless Telecommunication Services — 0.5%
Telephone and Data Systems Inc.	1,290	23,955
U.S. Cellular Corp.(a)	179	5,494

		29,449

Total Common Stocks — 99.8% (Cost: $5,155,363)		6,131,451

Short-Term Investments

Money Market Funds — 2.4%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.18%(c)(d)(e)	149,315	149,404

Total Short -Term Investments — 2.4% (Cost: $149,405)		149,404

Total Investments in Securities — 102.2% (Cost: $5,304,768)		6,280,855

Other Assets, Less Liabilities — (2.2)%		(137,984)

Net Assets — 100.0%		$6,142,871

(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period-end.
(e)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2020 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 03/31/20	Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 12/31/20	Shares Held at 12/31/20	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$92,157	$57,143	(a)	$—		$136	$(32)	$149,404	149,315	$746	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares(c)	3,000	—		(3,000	)(a)	—	—	—	—	4		—

						$136	$(32)	$149,404		$750		$—

(a)	Represents net amount purchased (sold).
(b)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(c)	As of period end, the entity is no longer held.

4

Schedule of Investments (unaudited) (continued) December 31, 2020	iShares® Factors US Value Style ETF

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at iShares.com and on the U.S. Securities and Exchange Commission website at sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of December 31, 2020. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Common Stocks	$6,131,451	$—	$—	$6,131,451
Money Market Funds	149,404	—	—	149,404

	$6,280,855	$—	$—	$6,280,855

Portfolio Abbreviations - Equity

NVS	Non-Voting Shares

5